ORGANIZATION, BASIS OF PRESENTATION AND GOING CONCERN	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Description Of Business And Going Concern
ORGANIZATION, BASIS OF PRESENTATION AND GOING CONCERN

MetaStat, Inc. (“we,” “us,” “our,” the “Company,” or “MetaStat”) is a pre-commercial molecular diagnostic company focused on the development and commercialization of novel diagnostics to provide physicians and patients actionable information regarding the risk of systemic metastasis and adjuvant chemotherapy treatment decisions. We believe cancer treatment strategies can be personalized and outcomes improved through new diagnostic tools that identify the aggressiveness and metastatic potential of primary tumors. The Company was incorporated on March 28, 2007 under the laws of the State of Nevada.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, MetaStat Biomedical, Inc., a Delaware corporation and all significant intercompany balances have been eliminated by consolidation.

These interim unaudited financial statements have been prepared in conformity with generally accepted accounting principles (“GAAP”) in the United States and should be read in conjunction with the Company’s audited consolidated financial statements and related footnotes for the year ended February 29, 2016 included in the Company’s Annual Report on Form 10-K as filed with the United States Securities and Exchange Commission (“SEC”) on May 31, 2016. These unaudited financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position as of August 31, 2016 and its results of operations and cash flows for the interim periods presented and are not necessarily indicative of results for subsequent interim periods or for the full year. These interim financial statements do not include all of the information and footnotes required by GAAP for complete financial statements and allowed by the relevant SEC rules and regulations; however, the Company believes that its disclosures are adequate to ensure that the information presented is not misleading.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has experienced net losses and negative cash flows from operations since its inception.  The Company has sustained cumulative losses of approximately $25.5 million as of August 31, 2016, has a negative working capital and has not generated revenues or positive cash flows from operations. The continuation of the Company as a going concern is dependent upon continued financial support from its shareholders, the ability of the Company to obtain necessary equity and/or debt financing to continue operations, and the attainment of profitable operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company cannot make any assurances that additional financings will be available to it and, if available, completed on a timely basis, on acceptable terms or at all. If the Company is unable to complete a debt or equity offering, or otherwise obtain sufficient financing when and if needed, it would negatively impact its business and operations and could also lead to the reduction or suspension of the Company’s operations and ultimately force the Company to cease operations. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Subsequent to August 31, 2016, the Company completed closings of the Additional Unit Private Placement (as defined in Note 3), whereby the Company issued an aggregate of 135 units for 192,000 shares of common stock, 48,300 shares of its Series A-2 Convertible Preferred Stock, convertible into 483,000 shares of common stock, and five-year common stock purchase warrants to purchase 337,500 shares of common stock with an exercise price of $3.00 per share for aggregate gross proceeds of $1.35 million and net proceeds of approximately $1.23 million. See Note 12 - Subsequent Events.

MetaStat, Inc. (“we,” “us,” “our,” the “Company,” or “MetaStat”) is a pre-commercial molecular diagnostic company focused on the development and commercialization of novel diagnostics to provide physicians and patients actionable information regarding the risk of systemic metastasis and adjuvant chemotherapy treatment decisions. We believe cancer treatment strategies can be personalized and outcomes improved through new diagnostic tools that identify the aggressiveness and metastatic potential of primary tumors. The Company was incorporated on March 28, 2007 under the laws of the State of Nevada.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, MetaStat Biomedical, Inc., a Delaware corporation and all significant intercompany balances have been eliminated by consolidation.

Reverse Stock Split

On October 8, 2015, the Company effected a 1-for-15 reverse stock split of our common stock, whereby every 15 shares of issued and outstanding common stock became 1 share of newly issued and outstanding common stock. The reverse stock split was approved by the Company's stockholders at a special stockholders meeting on June 22, 2015. The purpose of the reverse stock split was to qualify for the minimum stock price listing requirement for a planned up-listing to a national securities exchange including the NASDAQ Capital Market or NYSE Market.

All reference in the document to the number of shares, price per share and weighted average number of shares outstanding of the Company's common stock prior to the reverse stock split have been adjusted to reflect the reverse stock split on a retroactive basis.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has experienced net losses and negative cash flows from operations since its inception and currently has a stockholders’ deficit of $1,769,697.  The Company has sustained cumulative losses of $23,377,328 million as of February 29, 2016 and has not generated revenues or positive cash flows from operations. The continuation of the Company as a going concern is dependent upon continued financial support from its shareholders, the ability of the Company to obtain necessary equity and/or debt financing to continue operations, and the attainment of profitable operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company cannot make any assurances that additional financings will be available to it and, if available, completed on a timely basis, on acceptable terms or at all. If the Company is unable to complete a debt or equity offering, or otherwise obtain sufficient financing when and if needed, it would negatively impact its business and operations and could also lead to the reduction or suspension of the Company’s operations and ultimately force the Company to cease operations. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Subsequent to February 29, 2016, the Company completed a first closing of a private placement effective on May 26, 2016 pursuant to a subscription agreement with various accredited investors, whereby the Company issued an aggregate of 100,000 shares of common stock and 50,000 common stock purchase warrants with an exercise price of $3.00 per share and a term of five years for aggregate gross proceeds of $200,000 and net proceeds of approximately $162,000. See Note 17 – Subsequent Events for more details on this transaction.